Document and Entity Information	Nov. 19, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On November 21, 2025, the Federal Home Loan Bank of Pittsburgh (Bank) filed a Current Report on Form 8-K (Original Report) with the Securities and Exchange Commission (SEC) reporting the results of the 2025 Election of Directors by stockholders of the Bank. On December 17, 2025, the Bank filed Amendment No. 1 to the Original Report to add information about the standing Committees of the Bank’s Board of Directors (Board) on which the elected and re-elected directors shall serve in 2026. This Amendment No. 2 on Form 8-K/A further amends and supplements the Original Report to report the Bank’s receipt of the Federal Housing Finance Agency’s (Finance Agency) non-objection to the Bank’s 2026 Directors’ Compensation Policy and to describe the terms thereof.
Document Period End Date	Nov. 19, 2025
Entity Registrant Name	Federal Home Loan Bank of Pittsburgh
Entity Central Index Key	0001330399
Entity File Number	000-51395
Entity Tax Identification Number	25-6001324
Entity Address, Address Line One	301 Grant Street, Suite 2000
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Incorporation, State or Country Code	PA
Entity Address, Postal Zip Code	15219
City Area Code	412
Local Phone Number	288-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false